Summary of Finance Leases (Detail) In Millions	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Schedule of Finance Lease Obligations [Line Items]
Minimum lease payments	$ 9,680	¥ 804,871	¥ 903,201
Estimated unguaranteed residual values	3,828	318,317	329,307
Capital Leases, Net Investment in Direct Financing Leases, Gross, Total	13,508	1,123,188	1,232,508
Deferred origination costs	65	5,406	6,423
Less - Unearned income	(1,256)	(104,419)	(121,664)
Less - Allowance for credit losses	(433)	(36,024)	(36,917)
Finance leases, net	$ 11,884	¥ 988,151	¥ 1,080,350